STOCK PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCK PLAN

NOTE E – STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

In August 2022, the Company issued stock options to purchase up to 500,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a three-year period. The estimated aggregate fair value of the stock options at the date of grant was determined to be $287,487 using a Black Scholes model.

The Company recognized $157,018 and $110,012 of stock-based compensation expense during the six month periods ended June 30, 2023 and 2022, respectively, related to stock options which is included in the accompanying consolidated statements of operations. As of June 30, 2023, there was approximately $498,000 of total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.4 years.

At June 30, 2023, there were 5,115,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through June 30, 2023:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2021	1,882,500	$1.00
Granted	502,500	1.00
Canceled	-	-
Exercised	(25,000)	1.00

Options outstanding – December 31, 2022	2,360,000	1.00
Granted	-
Canceled	-
Exercised	-
Options outstanding – June 30, 2023	2,360,000	$1.00

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of June 30, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2022	Number Exercisable at June 30, 2023
$1.00	2,360,000	6.9 Years	1,204,444	1,532,778

The fair value of each option grant was estimated on the date of grant to be $0.56 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2022:

Risk-free interest rates	2.19%
Expected life in years	3.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

In November 2019, the Company issued stock options to purchase up to 1,800,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a five-year period and were unexercised at December 31, 2022 and December 31, 2021. The estimated aggregate fair value of the stock options at the date of grant was determined to be $1,101,028 using a Black Scholes model.

In the year ended December 31, 2021, the Company issued stock options to purchase up to 82,500 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vested immediately. The estimated aggregate fair value of the stock options at the date of grant was determined to be approximately $63,900 using a Black Scholes model.

In August 2022, the Company issued stock options to purchase up to 500,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a three-year period. The estimated aggregate fair value of the stock options at the date of grant was determined to be $287,487 using a Black Scholes model.

The Company recognized approximately $259,000 and $232,000 of stock-based compensation expense during the year ended December 31, 2022 and 2021, respectively, related to stock options which is included in the accompanying statements of operations. As of December 31, 2022, there was approximately $655,000 of total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 2.0 years.

At December 31, 2022, there were 5,115,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through December 31, 2022:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2020	1,800,000	$1.00
Granted	82,500	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2021	1,882,500	$1.00
Granted	502,500	1.00
Canceled	-	-
Exercised	(25,000)	1.00

Options outstanding – December 31, 2022	2,360,000	$1.00

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2022	Number Exercisable at December 31, 2021
$1.00	2,360,000	7.2 Years	1,204,444	525,000

The fair value of each option grant was estimated on the date of grant to be $0.53 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2021:

Risk-free interest rates	1.2% - 2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

The fair value of each option grant was estimated on the date of grant to be $0.56 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2022:

Risk-free interest rates	2.19%
Expected life in years	3.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.